DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1 — ORGANIZATION AND BUSINESS OPERATIONS

Description of Business

Calisa Acquisition Corp (the “Company”) was incorporated in the Cayman Islands on March 11, 2024. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, or similar business combination with one or more businesses (the “Business Combination”).

The Company is not limited to a particular industry or sector for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

The Company’s sponsors are Alisa Group Limited, a British Virgin Islands company, and Calisa Holding LP, a Delaware limited partnership (the “Sponsors”). As of March 31, 2026, the Company had not commenced any revenue-generating operations. All activity for the period from March 11, 2024 (inception) through March 31, 2026 relates to the Company’s formation, the initial public offering (“Initial Public Offering” or “IPO”), and the execution of the Business Combination Agreement (“BCA”) with Goodvision AI Inc., as described further in Note 8.

On February 24, 2026, Calisa Merger Sub, a Cayman Islands exempted company and wholly owned subsidiary of the Company, was formed for purposes of the Business Combination Agreement and to serve as the surviving company following the contemplated reincorporation merger in connection with the proposed Business Combination. Calisa Merger Sub has no principal operations or revenue-producing activities.

The Company will not generate any operating revenues until after the completion of an initial Business Combination, at the earliest. The Company expects to generate non-operating income in the form of interest and other income from the proceeds held in the Trust Account (as defined below). The Company has selected December 31 as its fiscal year end.

The registration statement for the Company’s IPO (the “Registration Statement”) was declared effective on October 20, 2025. On October 23, 2025, the Company consummated the IPO of 6,000,000 units (the “Units” and with respect to the ordinary shares included in the Units being offered, the “Public Shares”), generating gross proceeds of $60,000,000, which is described in Note 3, and the sale of 252,500 Units (the “Private Placement Units”) at a price of $10.00 per Private Placement Unit in a private placement to the Sponsors and EarlyBirdCapital, Inc. (“EBC”), that was closed simultaneously with the IPO.

Transaction costs related to the IPO amounted to approximately $1,960,106, consisting of $1,200,000 of cash underwriting fees and $760,106 of other offering costs. These costs were charged to additional paid-in capital or accumulated deficit to the extent additional paid-in capital was fully depleted upon completion of the IPO.

The Company will have until April 23, 2027 to consummate a Business Combination (the “Combination Period”). If the Company has not completed a Business Combination within the Combination Period and has not sought to have shareholders amend the Combination Period to provide for additional time to complete such transaction, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned and not previously released to pay taxes, if any (less certain amount of interest to pay dissolution expenses), divided by the number of then issued and outstanding Public Shares, which redemption will completely extinguish the rights of the Public Shareholders as shareholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining Public Shareholders and its Board of Directors, liquidate and dissolve, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

The Trust Account

On October 23, 2025, a total of $60,000,000 of the net proceeds from the Initial Public Offering and proceeds of the sale of the Private Placement Units was deposited in a trust account (the “Trust Account”) and will be held as cash or in demand deposit accounts or invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund investing solely in U.S. Treasuries and meeting certain conditions under Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account to the Company’s shareholders, as described herein. The proceeds held in the Trust Account may be released to the Company to pay taxes, if any, and for certain permitted working capital and dissolution expenses as described in the Company’s governing documents.

Going Concern Consideration

As of March 31, 2026, the Company had $259,885 in its operating bank account. The Company has incurred and expects to continue to incur significant costs in the pursuit of its acquisition plans and the consummation of a Business Combination.

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s Accounting Standards Update (“ASU”) 2014-15, Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern, management has determined that these conditions raise substantial doubt about the Company’s ability to continue as a going concern. Management’s evaluation considered the Company’s mandatory liquidation and subsequent dissolution if a Business Combination is not completed within the Combination Period.

In addition, if the Company is unable to complete a Business Combination within the Combination Period, the Company’s board of directors would proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company. There is no assurance that the Company’s plans to consummate a Business Combination will be successful within the Combination Period. As a result, management has determined that these conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 1 — DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Description of Business

Calisa Acquisition Corp (the “Company”) was incorporated in the Cayman Islands on March 11, 2024. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).

The Company may pursue a Business Combination in any industry or sector. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

The Company is also an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and may take advantage of certain exemptions from reporting requirements applicable to other public companies.

The Company’s sponsors are Alisa Group Limited, a British Virgin Islands company, and Calisa Holding LP, a Delaware limited partnership (the “Sponsors”). As of December 31, 2025, the Company had not commenced any operations. All activity from March 11, 2024 (inception) through December 31, 2025 relates to the Company’s formation and the consummation of its initial public offering (the “Initial Public Offering” or “IPO”) and related activities, as described below.

On February 24, 2026, Calisa Merger Sub, a wholly owned subsidiary of the Company and a Cayman Island exempted company, was formed to be the surviving company after the reincorporation merger in connection with a contemplated business combination. It has no principal operations or revenue producing activities.

The Company will not generate any operating revenues until after the completion of an initial Business Combination, at the earliest. The Company expects to generate non-operating income in the form of interest and other income from the proceeds held in the Trust Account (as defined below). The Company has selected December 31 as its fiscal year end.

The registration statement for the Company’s IPO became effective on October 20, 2025. On October 23, 2025, the Company consummated the IPO of 6,000,000 units (“Units” and, with respect to the ordinary shares included in the Units being offered, the “Public Shares”), generating gross proceeds of $60,000,000, which is described in Note 3, and the sale of 252,500 Units (the “Private Placement Units”) at a price of $10.00 per Private Placement Unit in a private placement to the Sponsors and EarlyBirdCapital, Inc. (“EBC”), the representative of the underwriters in the IPO, and its designees, which closed simultaneously with the IPO.

Transaction costs amounted to $1,960,106, consisting of $1,200,000 of cash underwriting fees, and $760,106 of other offering costs. These costs were allocated to the Public Shares and charged against additional paid-in capital and accumulated deficit upon completion of the IPO, in accordance with the guidance for equity issuance costs.
(See Note 3 for additional details.)

The Company will have until 18 months from the closing of the IPO to consummate a Business Combination (the “Combination Period”). However, if the Company has not completed a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned and not previously released to pay taxes, if any (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then issued and outstanding Public Shares, which redemption will completely extinguish the rights of the Public Shareholders as shareholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and its Board of Directors, liquidate and dissolve, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

The Trust Account

As of October 23, 2025, a total of $60,000,000 of the net proceeds from the Initial Public Offering and proceeds of the sale of the Private Placement Units was deposited in a trust account (the “Trust Account”) and will be held as cash or in demand deposit accounts or invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund investing solely in U.S. Treasuries and meeting certain conditions under Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account to the Company’s shareholders, as described herein. The proceeds held in the Trust Account may be released to the Company to pay taxes, if any, and for certain permitted working capital and dissolution expenses as described in the Company’s governing documents.

Going Concern

As of December 31, 2025, the Company had $459,048 in its operating bank account. The Company has incurred and expects to continue to incur significant costs in the pursuit of its acquisition plans and the consummation of a Business Combination.

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s Accounting Standards Update (“ASU”) 2014-15, Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern, management has determined that these conditions raise substantial doubt about the Company’s ability to continue as a going concern. Management’s evaluation considered the Company’s mandatory liquidation and subsequent dissolution if a Business Combination is not completed within the Combination Period.

In addition, if the Company is unable to complete a Business Combination within the Combination Period, the Company’s board of directors would proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company. There is no assurance that the Company’s plans to consummate a Business Combination will be successful within the Combination Period. As a result, management has determined that these conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Goodvision Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

1.	NATURE OF THE BUSINESS AND ORGANIZATION

Goodvision Inc. (the “Company”) is a technology services company that provides integrated, managed cloud and artificial intelligence–related services to enterprise and institutional customers. The Company delivers its services through a unified managed service offering that enables customers to access computing resources, data processing capabilities, and related technical services through usage-based and subscription-based arrangements.

As an early-stage operating company, the Company has continued to develop, refine, and scale its managed service offerings and related commercial arrangements as its operations and customer base have expanded.

The Company was incorporated in the State of California, and its principal executive offices are located in California.

Goodvision AI Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Note 1. Nature of the Business and Organization

Goodvision AI Inc. (the “Company”) is a Cayman Islands exempted company incorporated on October 17, 2025, that serves as the ultimate parent holding company of the Goodvision group. Through its subsidiaries, the Company provides integrated, managed cloud and artificial intelligence-related services to enterprise and institutional customers. The Company delivers its services through a unified managed service offering that enables customers to access computing resources, data processing capabilities, and related technical services through usage-based and subscription-based arrangements.

Goodvision Inc., a California corporation (“Goodvision California”), was incorporated on October 2, 2019 and is the principal operating subsidiary of the Company. Its principal executive offices are located in California.

Subsequent to September 30, 2025, the group underwent a reorganization and recapitalization in connection with the Business Combination with Calisa Acquisition Corp. On October 12, 2025, each of Goodvision California’s two founders transferred all of their shares of Goodvision California to various BVI holding entities, resulting in Goodvision California becoming indirectly owned by those entities. On October 17, 2025, the Company was incorporated as the intended ultimate parent holding company of the group. On November 11, 2025, Goodvision AI Ltd, a British Virgin Islands business company (“Goodvision BVI”), was formed as an intermediate holding company between the Company and Goodvision California. On November 20, 2025, the BVI shareholder entities entered into share transfer agreements with Goodvision BVI, pursuant to which 100% of the issued and outstanding shares of Goodvision California were transferred to Goodvision BVI, completing the reorganization under the new holding structure. The post-reorganization structure consists of Goodvision AI Inc. (ultimate parent) — Goodvision BVI (intermediate holding company) — Goodvision Inc. (operating company). See Note 9 for further discussion of the reorganization and the retroactive recapitalization impact on share and per share data.